Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of relevant disclosures in relation to leases

2019
(€ in thousands)
Depreciation charge for right-of-use asset	1,187
Interest expense on lease liability	48
Expense relating to short-term leases	189
Total cash outflow for leases	1,310
Additions to right-of-use assets during the period	—